Derivative Financial Instruments and Risk Management Policies - Sensitivity of Foreign Currency Gains and Losses and of Equity Changes in Exchange Rates (Details) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
All currencies vs EUR
Change
Increase in exchange rate (in percentage)	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ (17)
Decrease in net income	17
Impact on consolidated equity
Decrease in consolidated equity	(355)
Increase in consolidated equity	€ 355
USD vs EUR
Change
Increase in exchange rate (in percentage)	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ 1
Decrease in net income	(1)
Impact on consolidated equity
Decrease in consolidated equity	(47)
Increase in consolidated equity	€ 47
Other currencies vs EUR
Change
Increase in exchange rate (in percentage)	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ 1
Decrease in net income	(1)
Impact on consolidated equity
Decrease in consolidated equity	(12)
Increase in consolidated equity	€ 12
Latin American currencies vs USD
Change
Increase in exchange rate (in percentage)	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ (19)
Decrease in net income	19
Impact on consolidated equity
Decrease in consolidated equity	(296)
Increase in consolidated equity	€ 296